Long-Term Debt (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Loans payable	$ 201,925	$ 203,975
Less deferred finance costs, net	(3,342)	(4,332)
Total long term debt	198,583	199,643
Less unamortized discount	(1,407)	(1,824)
Less current portion, net of deferred finance cost	(661)	(643)
Total Long Term Debt, net of current portion and net of deferred finance costs	196,515	197,176
Term Loan B
Debt Instrument [Line Items]
Loans payable	$ 201,925	$ 203,975